Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Balance at beginning of period at Dec. 31, 2009	$ 38,903	$ 11,447	$ 4,752	$ 21,856	$ (1,639)	$ 2,487
Net income	1,325			1,325
Other comprehensive loss / income, net of tax	(564)					(564)
Cash dividends declared ($0.32 per share)	(706)			(706)
Compensation expense under stock-based compensation plans	23		23
Balance at end of period at Dec. 31, 2010	38,981	11,447	4,775	22,475	(1,639)	1,923
Net income	2,612			2,612
Other comprehensive loss / income, net of tax	1,720					1,720
Cash dividends declared ($0.32 per share)	(706)			(706)
Stock awards issued from Treasury Shares (7,296/5,196 shares)	98			(46)	144
Compensation expense under stock-based compensation plans	40		40
Balance at end of period at Dec. 31, 2011	42,745	11,447	4,815	24,335	(1,495)	3,643
Net income	2,811			2,811
Other comprehensive loss / income, net of tax	306					306
Cash dividends declared ($0.32 per share)	(711)			(711)
Stock awards issued from Treasury Shares (7,296/5,196 shares)	77			(25)	102
Exercise of stock options (1,500 shares)	20			(9)	29
Tax benefit (deficit) on exercise of options	(1)		(1)
Compensation expense under stock-based compensation plans	74		74
Balance at end of period at Dec. 31, 2012	$ 45,321	$ 11,447	$ 4,888	$ 26,401	$ (1,364)	$ 3,949